Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

August 3, 2017

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Kinetics Mutual Funds, Inc. (the “Registrant”) File Nos.: 333-218704

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Registrant on behalf of its series, the Kinetics Spin-Off and Corporate Restructuring Fund (the “Fund”), hereby certifies that the forms of Proxy Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund filed electronically as Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14 on July 27, 2017.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures